Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 99,922	$ 77,187
Allowance for credit losses	(23,292)	(21,144)
Accounts receivable, net	$ 76,630	$ 56,043